UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.4% (100.0% of Total Investments)

	Consumer Staples – 5.4% (3.6% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 700	5.250%, 6/01/32	6/17 at 100.00	B	$ 678,412
700	5.625%, 6/01/47	6/17 at 100.00	B	627,844
73,500	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	11/15 at 11.56	BB–	6,083,595
	0.000%, 5/15/50
325	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/15 at 100.00	BBB+	324,990
	Series 2002, 5.500%, 5/15/39
6,425	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	4,547,936
	Series 2007B1, 5.000%, 6/01/47
2,145	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	1,576,125
	Series 2007B2, 5.200%, 6/01/46
185	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/15 at 100.00	A3	184,250
	Bonds, Series 2001, 5.000%, 5/15/31
83,980	Total Consumer Staples			14,023,152
	Education and Civic Organizations – 10.8% (7.2% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	No Opt. Call	A1	1,635,688
	Episcopal High School, Series 2012, 3.750%, 1/01/30
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	CCC	546,702
	2006, 5.000%, 9/01/26
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	1,106,630
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	1,808,420
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green	4/25 at 100.00	AAA	2,900,150
	Series 2015A-2, 5.000%, 4/01/45
8,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008,	6/18 at 100.00	AAA	9,307,075
	5.000%, 6/01/40
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	1,008,480
	University Project, Green Series 2015B, 5.000%, 7/01/45
3,570	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	3,931,284
	Education Financing Program, Series 2009A, 5.000%, 9/01/28
3,150	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee	No Opt. Call	AA	3,520,346
	University, Series 2001, 5.375%, 1/01/21
1,460	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee	1/25 at 100.00	AA	1,668,006
	University, Series 2015A, 5.000%, 1/01/40
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	573,980
	College, Series 2011, 5.750%, 4/01/41
25,505	Total Education and Civic Organizations			28,006,761
	Health Care – 28.9% (19.4% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds,	7/20 at 100.00	AA–	5,498,600
	Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax
	Regional Hospital Incorporated, Series 2007:
1,545	5.000%, 9/01/27	9/17 at 100.00	A	1,621,848
250	5.000%, 9/01/37	9/17 at 100.00	A	260,775
2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA	2,348,818
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
3,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	3,691,136
	Series 2013A, 5.250%, 1/01/40
	Economic Development Authority of the City of Winchester, Virginia, Hospital Revenue Bonds,
	Valley Health System Obligated Group, Refunding Series 2015:
1,500	5.000%, 1/01/33	1/26 at 100.00	A+	1,683,240
1,000	5.000%, 1/01/35	1/26 at 100.00	A+	1,113,020
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,022,740
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,336,937
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/22 at 100.00	AA+	1,112,270
	Health System, Series 2012A, 5.000%, 5/15/40
3,340	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	4,637,290
	Health System, Tender Option Bond Trust 11733, 14.996%, 11/15/29 (IF)
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,737,842
	Inova Health System, Series 1993A, 5.000%, 8/15/23
	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2007:
1,080	5.250%, 6/15/18	No Opt. Call	Baa1	1,168,376
2,500	5.250%, 6/15/23	No Opt. Call	Baa1	2,816,600
435	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AA–	465,424
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
9,265	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AA	9,583,160
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	AA–	1,695,465
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
3,155	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	3,427,687
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series
	2013B, 5.000%, 11/01/46
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/25	6/16 at 100.00	Baa1	2,034,460
2,000	5.250%, 6/15/26	6/16 at 100.00	Baa1	2,032,820
2,025	5.250%, 6/15/31	6/16 at 100.00	Baa1	2,052,621
7,395	5.250%, 6/15/37	6/16 at 100.00	Baa1	7,487,216
2,600	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	2,883,322
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
4,425	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	4,585,893
	Series 2007A, 5.250%, 9/01/37
2,335	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health	1/24 at 100.00	A+	2,564,040
	System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A2	1,137,983
	Inc., Series 2010A, 5.625%, 4/15/39
69,055	Total Health Care			74,999,583
	Housing/Multifamily – 2.8% (1.9% of Total Investments)
895	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	12/15 at 100.00	AA	897,327
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31
	(Mandatory put 11/01/19) (Alternative Minimum Tax)
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	415,684
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	552,578
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2012A, 3.625%, 3/01/32	3/21 at 100.00	AA+	1,008,700
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,000	3.500%, 3/01/35	3/24 at 100.00	AA+	964,290
1,000	3.625%, 3/01/39	3/24 at 100.00	AA+	960,920
900	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	898,416
1,410	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	4/20 at 100.00	AA+	1,469,065
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
7,135	Total Housing/Multifamily			7,166,980
	Housing/Single Family – 6.6% (4.4% of Total Investments)
2,560	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	11/15 at 100.00	AAA	2,571,443
	7/01/29 (Alternative Minimum Tax)
7,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	7,962,252
	7/01/32 (Alternative Minimum Tax)
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-5:
2,500	4.550%, 7/01/31	10/22 at 100.00	AAA	2,671,450
2,000	4.800%, 7/01/38	10/22 at 100.00	AAA	2,129,520
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-8:
715	4.400%, 10/01/31	10/22 at 100.00	AAA	757,342
1,000	4.750%, 10/01/38	10/22 at 100.00	AAA	1,061,670
16,675	Total Housing/Single Family			17,153,677
	Long-Term Care – 7.1% (4.8% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	2,027,680
	Mortgage Revenue Bonds, Westminster-Canterbury of the Blue Ridge, Series 2007,
	5.000%, 1/01/31
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	767,720
	Village, Series 2005, 5.625%, 12/01/39
5,585	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	5,821,636
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,
	Greenspring Village, Series 2006A:
1,000	4.750%, 10/01/26	10/16 at 100.00	A+	1,015,550
800	4.875%, 10/01/36	10/16 at 100.00	A+	809,824
875	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	10/20 at 100.00	BBB+	868,411
	Bonds, Westminster Canterbury of Richmond, Refunding Series 2015, 4.000%, 10/01/35
3,590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	3,601,452
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	12/22 at 100.00	N/R	1,001,460
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	1,489,260
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
1,000	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	1,005,410
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
18,350	Total Long-Term Care			18,408,403
	Tax Obligation/General – 8.8% (5.9% of Total Investments)
2,000	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2013,	No Opt. Call	AAA	2,075,920
	5.000%,6/15/16
1,440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010,	7/20 at 100.00	A	1,624,090
	5.000%,7/15/25
1,000	Chesterfield County, Virginia, General Obligation Bonds, Public Improvement Series 2009A,	No Opt. Call	AAA	1,016,330
	5.000%, 1/01/16
5,350	Chesterfield County, Virginia, General Obligation Bonds, Refunding Public Improvement Series	No Opt. Call	AAA	5,419,497
	2014B, 4.000%, 1/01/16
1,505	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2011A,	No Opt. Call	AAA	1,547,592
	5.000%, 4/01/16
6,050	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	6,869,170
1,250	Richmond, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2014A,	No Opt. Call	AA+	1,419,125
	5.000%, 3/01/19
1,535	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AAA	1,553,820
1,350	Virginia Beach, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 5/01/16	No Opt. Call	AAA	1,393,524
21,480	Total Tax Obligation/General			22,919,068
	Tax Obligation/Limited – 27.7% (18.5% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
555	5.250%, 7/15/25 – ACA Insured	1/16 at 100.00	N/R	482,606
520	5.500%, 7/15/35 – ACA Insured	1/16 at 100.00	N/R	412,844
610	Cumberland County, Virginia, Certificates of Participation, Series 1997, 6.375%, 7/15/17	No Opt. Call	N/R	645,831
600	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment	No Opt. Call	N/R	597,486
	Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26
2,840	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	No Opt. Call	AA+	2,937,043
	Uses Complex Project, Refunding Series 2014, 5.000%, 5/15/16
4,000	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement	No Opt. Call	AA	4,536,160
	Revenue Bonds, Silver Line Phase 1 Project, Series 2011, 5.000%, 4/01/27
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,117,104
500	5.250%, 1/01/36	1/22 at 100.00	A	548,400
	Government of Guam, Business Privilege Tax Bonds, Series 2015D:
3,000	5.000%, 11/15/31 (WI/DD, Settling 9/03/15)	11/25 at 100.00	A	3,304,710
3,000	5.000%, 11/15/33 (WI/DD, Settling 9/03/15)	11/25 at 100.00	A	3,288,720
925	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Refunding	No Opt. Call	A+	1,049,940
	Series 2015, 5.000%, 6/15/19
890	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue	2/18 at 100.00	AA–	959,838
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
645	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	574,024
	7/01/29 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
5,085	0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	CC	1,729,764
5,000	0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	CC	597,700
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	CC	2,164,761
	0.000%, 7/01/28 – AMBAC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,991,200
	8/01/41 – NPFG Insured
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA–	5,053
	5.500%, 7/01/18 – NPFG Insured
760	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC,	No Opt. Call	AA–	684,046
	5.500%, 7/01/28 – NPFG Insured
95	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	No Opt. Call	N/R	96,607
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	AA	2,471,930
	Series 2014A, 5.000%, 10/01/34 – AGM Insured
3,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,247,020
	Series 2010A, 5.000%, 10/01/29
2,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	2,984,825
	Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	1,193,930
	Series 2013A, 5.000%, 10/01/24 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,094,420
	5.000%, 10/01/25
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
600	5.000%, 10/01/32	10/22 at 100.00	BBB	646,218
1,625	5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,807,943
1,950	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	2,123,706
	Lien Series 2010B, 5.250%, 10/01/29
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century
	College Program, Series 2011A:
500	5.000%, 2/01/17	No Opt. Call	AA+	531,805
1,200	4.000%, 2/01/29	No Opt. Call	AA+	1,279,140
1,485	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	No Opt. Call	AA+	1,515,413
	College Program, Series 2014A, 5.000%, 2/01/16
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	2,245,436
	College Program, Tender Option Bond Trust 4B, 13.150%, 2/01/28 (IF) (4)
1,195	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue	No Opt. Call	Aa1	1,254,033
	Notes, Series 2012A, 5.000%, 9/15/16
8,510	Virginia Public Building Authority, Public Facilities Revenue Bonds, Refunding Series 2015B,	No Opt. Call	AA+	8,884,100
	5.000%, 8/01/16
1,615	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2012C,	No Opt. Call	AA+	1,686,157
	5.000%, 8/01/16
5,260	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series	No Opt. Call	AAA	6,002,817
	2012A, 5.000%, 11/01/42
1,365	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series	No Opt. Call	AAA	1,373,845
	2012B, 4.000%, 11/01/15
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	11/15 at 100.00	AA	95,390
	2002A, 5.000%, 5/01/19
2,325	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2011,	No Opt. Call	AA+	2,501,561
	5.000%, 5/15/17
1,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	No Opt. Call	AA+	1,031,930
	Development Program, Series 2006C, 5.000%, 5/15/23
86,055	Total Tax Obligation/Limited			71,695,456
	Transportation – 21.2% (14.2% of Total Investments)
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	AA–	1,177,460
	Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital
	Appreciation Series 2012B:
2,000	0.000%, 7/15/32	7/28 at 100.00	BBB	1,498,340
4,125	0.000%, 7/15/40	7/28 at 100.00	BBB	2,942,570
1,000	0.000%, 7/15/40 – AGM Insured	7/28 at 100.00	AA	739,690
750	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/20 at 100.00	AA–	838,965
	Series 2010B, 5.000%, 10/01/26 (Alternative Minimum Tax)
300	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/15 at 100.00	AA–	301,263
	2005A, 5.250%, 10/01/16 – NPFG Insured (Alternative Minimum Tax)
2,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/17 at 100.00	AA–	2,617,225
	2007B, 5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds,
	Series 2009C:
1,380	5.250%, 10/01/22	No Opt. Call	AA–	1,551,644
1,200	5.000%, 10/01/28	10/18 at 100.00	AA–	1,329,384
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds,
	Series 2010A:
3,400	5.000%, 10/01/30	10/20 at 100.00	AA–	3,881,338
420	5.000%, 10/01/35	10/20 at 100.00	AA–	475,121
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	7,121,564
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien
	Revenue Bonds, Series 2009B:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	2,600,640
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	5,072,216
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	442,888
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	1,639,773
3,000	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AA–	3,331,830
	2002, 5.250%, 7/15/22 – FGIC Insured
3,195	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	3,541,945
1,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,568,085
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	544,815
5,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,724,200
5,500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,980,150
65,440	Total Transportation			54,948,144
	U.S. Guaranteed – 16.3% (10.9% of Total Investments) (5)
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA (5)	2,057,599
	11/01/24 – AGM Insured (ETM)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM	No Opt. Call	AA (5)	1,125,080
	Insured (ETM)
2,300	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+ (5)	2,377,257
	Uses Community Project, Series 2006, 5.000%, 5/15/18 (Pre-refunded 5/15/16)
1,700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,798,022
	(Pre-refunded 12/01/16)
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (5)	163,508
	5.500%, 7/01/18 – NPFG Insured (ETM)
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	A2 (5)	863,530
	5.250%, 7/01/22 – AGM Insured (ETM)
1,000	Richmond, Virginia, General Obligation Bonds, Public Improvement Series 2009A, 5.000%, 7/15/22	7/19 at 100.00	AA+ (5)	1,148,620
	(Pre-refunded 7/15/19)
	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds,
	Series 2008:
4,000	5.000%, 4/01/33 – AGC Insured (Pre-refunded 4/01/18) (UB)	4/18 at 100.00	AA (5)	4,417,320
1,000	5.000%, 4/01/33 – AGC Insured (Pre-refunded 4/01/18) (UB)	4/18 at 100.00	AA (5)	1,079,560
	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A:
710	5.000%, 8/01/23 (Pre-refunded 8/01/16) – NPFG Insured	8/16 at 100.00	A3 (5)	740,374
2,490	5.000%, 8/01/23 (Pre-refunded 8/01/16) – NPFG Insured	8/16 at 100.00	A3 (5)	2,596,522
	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C:
50	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	53,144
60	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	63,772
105	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	111,694
190	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	201,945
2,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	2,137,758
	(Pre-refunded 1/15/16)
	Virginia Beach, Virginia, General Obligation Bonds, Series 2008:
4,500	5.000%, 10/01/27 (Pre-refunded 10/01/17) (UB)	10/17 at 100.00	AAA	4,903,871
4,500	5.000%, 10/01/26 (Pre-refunded 10/01/17) (UB)	10/17 at 100.00	AAA	4,903,871
1,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R (5)	1,002,660
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
	(Pre-refunded 11/01/15)
1,820	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+ (5)	2,064,007
	College Program, Series 2009A, 5.000%, 2/01/22 (Pre-refunded 2/01/19)
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+ (5)	2,335,346
	College Program, Tender Option Bond Trust 3B, 13.150%, 2/01/27 (Pre-refunded 2/01/19) (IF) (4)
30	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/18 at 100.00	N/R (5)	33,662
	Education Financing Program, Series 2009A, 5.000%, 9/01/28 (Pre-refunded 9/01/18)
1,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2008,	10/18 at 100.00	AAA	1,124,870
	5.000%, 10/01/19 (Pre-refunded 10/01/18)
1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+ (5)	1,864,133
	System Obligated Group, Series 2009E, 5.625%, 1/01/44 (Pre-refunded 1/01/19)
2,855	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+ (5)	3,030,840
	Medical Center, Series 2007, 5.125%, 1/01/31 (Pre-refunded 1/01/17)
38,300	Total U.S. Guaranteed			42,198,965
	Utilities – 2.7% (1.8% of Total Investments)
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,739,175
495	5.000%, 10/01/34	10/22 at 100.00	BBB	530,299
655	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/19 –	No Opt. Call	AA–	620,586
	NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB+	734,263
	2007A, 5.000%, 7/01/24
3,250	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds,	No Opt. Call	A2	3,302,065
	Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33
	(Mandatory put 5/16/19)
6,630	Total Utilities			6,926,388
	Water and Sewer – 11.1% (7.4% of Total Investments)
1,395	Fairfax County, Virginia, Sewer Revenue Bonds, Series 2012, 5.000%, 7/15/18	No Opt. Call	AAA	1,558,647
810	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	916,556
	5.500%, 7/01/43
6,500	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A,	No Opt. Call	AA+	7,223,385
	5.000%, 1/01/39
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,265	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA	1,355,081
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA	3,373,380
3,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	3,469,620
3,300	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	3,312,573
3,025	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,037,463
	2010A, 5.000%, 10/01/15
1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Goochland County –	11/22 at 63.13	AA	491,560
	Tuckahoe Creek Service District Project, Series 2012, 0.000%, 11/01/34
3,050	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	4,056,379
	13.370%, 4/01/17 (IF)
26,345	Total Water and Sewer			28,794,644
$ 464,950	Total Long-Term Investments (cost $369,125,235)			387,214,183
	Floating Rate Obligations – (3.6)%			(9,250,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.4)% (6)			(128,000,000)
	Other Assets Less Liabilities – 3.6%			9,211,456
	Net Assets Applicable to Common Shares – 100%			$ 259,175,639

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$387,214,183	$ —	$387,214,183

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $359,300,461.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$24,759,840
Depreciation	(6,096,123)
Net unrealized appreciation (depreciation) of investments	$18,663,717

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 30, 2015